Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,295,000
Previously Paid Amount	0.00
Total Fee Amount	869.34
Total Offset Amount	0.00
Net Fee	869.34
Narrative - Max Aggregate Offering Price	$ 6,295,000
Final Prospectus	true